Rule 497(d)
                                                      Registration No. 333-68527


                    MCLAUGHLIN, PIVEN, VOGEL FAMILY OF TRUSTS
                               THE PINNACLE TRUST
                               LARGE CAP SERIES II

Supplement dated January 21, 1999 to Prospectus dated January 5, 1999

         Volume and Other Discounts

               Effective immediately the third full paragraph on page B-10 of the prospectus should read as follows:

                   Investors who purchase Units of the Trust through a
               Keogh Plan, pension fund or other qualified retirement plan having 25 or more members and maintained at
               McLaughlin, Piven, Vogel Securities Inc. will be subject to a reduced sales charge of 2.0%.